DISCONTINUED OPERATIONS - Reconciliation - SECURITIZE, INC. AND SUBSIDIARIES (Details) - Discontinued operations, disposed of by sale - Securitize, Inc. and Subsidiaries	Dec. 31, 2024 USD ($)
Disposal Group, Including Discontinued Operations [Line Items]
Goodwill	$ 5,995,793
Intangible assets, net	992,444
Prepaid expenses and other current assets	951,922
Cash and cash equivalents	175,233
Accounts receivable, net	56,666
Assets of discontinued operations	$ 8,172,058